1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

COREY F. ROSE corey.rose@dechert.com +1 202 261 3314 Direct +1 202 261 3333 Fax

March 14, 2024

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, DC 20549

Re:   Form N-14 for MainStay MacKay Strategic Municipal Allocation Fund

Ladies and Gentlemen:

On behalf of MainStay Funds Trust (the “Registrant”), we are transmitting for filing with the Securities and Exchange Commission a Proxy Statement/Prospectus on Form N-14 (the “N-14”). The N-14 relates to the proposed reorganizations of Aquila Churchill Tax-Free Fund of Kentucky and Aquila Narragansett Tax-Free Income Fund, series of Aquila Municipal Trust, with and into MainStay MacKay Strategic Municipal Allocation Fund, a series of the Registrant.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 202.261.3314 or to Thomas C. Humbert, Director and Associate General Counsel, New York Life Investment Management LLC, at 201.685.6221.

Very truly yours,

/s/ Corey F. Rose

Corey F. Rose